LEASES (Tables)	12 Months Ended
Jan. 31, 2022
Leases [Abstract]
Schedule of Components of Lease Expenses	The components of lease expenses for the years ended January 31, 2022 and 2021 were as follows:

	Year Ended January 31,
(in thousands)	2022	2021
Operating lease expenses	$9,552	$11,133
Finance lease expenses:
Amortization of right-of-use assets	—	84
Interest on lease liabilities	—	102
Total finance lease expenses	—	186
Variable lease expenses	5,566	3,349
Short-term lease expenses	213	34
Total lease expenses	$15,331	$14,702

Schedule of Supplemental Cash Flow Information Related to Leases	Other information related to leases was as follows:

	Year Ended January 31,
(dollars in thousands)	2022	2021
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$8,733	$8,822
Operating cash flows from finance leases	$—	$102
Financing cash flows from finance leases	$—	$492
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$3,756	$5,869
Weighted average remaining lease terms
Operating leases	4 years	6 years
Weighted average discount rates
Operating leases	4.8%	4.8%

Schedule of Maturities of Lease Liabilities
Maturities of lease liabilities as of January 31, 2022 were as follows:

January 31, 2022
(in thousands)	Operating Leases
Year Ending January 31,
2023	$8,411
2024	7,673
2025	6,718
2026	4,267
2027	335
Thereafter	5
Total future minimum lease payments	27,409
Less imputed interest	(2,821)
Total	$24,588

Reported as of January 31, 2022:
Accrued expenses and other current liabilities	$7,409
Operating lease liabilities	17,179
Total	$24,588